Supplemental cash flow information	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
15	Supplemental cash flow information
  Other than those described in Note 2, there were no significant non-cash transactions during the periods ended September 30, 2017 and 2016.